Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Change from Base to Probability-Weighted ECL) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Statement 1 [Table]
Difference – in amount	$ 485	$ 491
Expected credit loss rate	7.40%	7.40%
Probability weighted method [member]
Statement 1 [Table]
Probability-weighted ECLs	$ 7,078	$ 7,149
Base Scenario [member]
Statement 1 [Table]
Base ECLs	$ 6,593	$ 6,658